Stockholders’ Equity (Details Narrative)										1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 05, 2025 USD ($) shares	Sep. 11, 2025	Sep. 04, 2025 USD ($) shares	Jun. 30, 2025 shares	Jun. 20, 2025 USD ($) $ / shares shares	May 02, 2024 USD ($)	Apr. 30, 2024 $ / shares shares	Apr. 29, 2024 $ / shares shares	Jul. 31, 2017 $ / shares	Jul. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 RM / shares shares	Jan. 08, 2026 RM / shares	Dec. 31, 2025 RM / shares shares	Apr. 02, 2025 shares	Feb. 24, 2025 shares	Dec. 31, 2024 RM / shares shares	Nov. 13, 2024 $ / shares shares	Mar. 14, 2024	Oct. 30, 2023
Number of common stocks | $ / shares											$ 0.001		$ 0.001	$ 0.001
Warrant term											5 years 6 months		18 months		5 years 6 months		18 months
Gross proceeds | $						$ 8,000,000.0					$ 125,000	$ 3,894,000	$ 6,425,000	$ 6,209,000
Preferred stock, dividend rate											6.00%		6.00%	6.00%
Common stock, shares authorized											600,000,000		600,000,000	100,000,000	600,000,000		600,000,000			100,000,000
Future NRG Sdn. Bhd. [Member]
Number of common stocks | (per share)													$ 0.22	$ 0.22	RM 1.00		RM 1			RM 1
Common stock, shares authorized											28,000,000		28,000,000	28,000,000	28,000,000		28,000,000			28,000,000
Roth Capital Partners Llc [Member]
Percentage of compensation raised																						7.00%
Ladenburg Thalmann Co.Inc [Member]
Percentage of compensation raised																							8.00%
Placement Agent Warrants [Member]
Warrants to purchase shares								1,242			1,242				1,242
Warrant exercise price | $ / shares								$ 483.00			$ 124.512
Warrant term											5 years 6 months				5 years 6 months
Cash placement fee								7.00%
Management fee percentage								1.00%
Warrant outstanding term								five and a half years
Warrants exercise price | $													$ 609,179
Common Stock [Member]
Conversion of shares														165
Issuance cost												758	1,698
Common Stock [Member] | Future NRG Sdn. Bhd. [Member]
Share issue price per share | RM / shares																RM 1.00
Common Stock Equity Offerings [Member]
Warrants to purchase shares	1,402,605
Issuance cost	1,402,605
Common Stock Equity Offerings [Member] | Common Stock [Member]
Deemed dividend | $	$ 9,540,000		$ 1,494,000
Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares					218,000
Warrant exercise price | $ / shares					$ 7.65
Common Stock Equity Offerings [Member] | Investor [Member] | Warrant [Member]
Number of share sold					1,962,000
April 2024 Securities Purchase Agreement [Member]
Issuance cost							604
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Warrants to purchase shares							20,099				20,100				20,100
Warrant exercise price | $ / shares							$ 0.024
April 2024 Securities Purchase Agreement [Member] | Series A Warrants [Member]
Warrants to purchase shares							20,703				20,704				20,704
Warrant exercise price | $ / shares											$ 326.40
April 2024 Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrants to purchase shares							20,703				20,704				20,704
Warrant exercise price | $ / shares											$ 326.40
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants And Common Warrants [Member]
Warrants to purchase shares							386.38
April 2024 Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Warrant exercise price | $ / shares							$ 326.40				$ 0.24
Percentage of outstanding common stock							4.99%
Outstanding common stock at election of purchaser							9.99%
April 2024 Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants to purchase shares							386.40
June 2025 Warrants [Member] | Series B Warrant [Member]
Warrants exercised													1,962,000	0			1,962,000			0
November 2024 Warrant Exercise And Reload Agreement [Member]
Warrants exercised													82,816				82,816
Cash payment | $													$ 1,100,000
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrants to purchase shares													41,407				41,407				20,703
November 2024 Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member]
Warrants to purchase shares													41,407				41,407
Warrant exercise price | $ / shares													$ 99.60								$ 99.60
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrant term													5 years 6 months				5 years 6 months
April 2024 Warrants [Member]
Warrants to purchase shares											1,242				1,242
Warrants exercised											0	0	62,750		0		62,750
Warrant issued											62,750				62,750
April 2024 Warrants [Member] | PreFunded Warrants [Member]
Warrants exercised														20,100
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Warrant exercise price | $ / shares													$ 124.512
Warrants exercised													1,242				1,242
Warrants exerciseable													1,242				1,242
April 2024 Warrants [Member] | Series B Warrant [Member]
Warrants exercised													9,988	10,716
April 2024 Warrants [Member] | Series A Warrant [Member]
Warrants exercised													20,704
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Warrant term													5 years 6 months				5 years 6 months
December 2023 Private Placement [Member]
Warrants to purchase shares											1,750		1,750		1,750		1,750
Warrant exercise price | $ / shares											$ 765.60		$ 765.60
Warrants exercised											0		0	0	0		0			0
Warrants exerciseable											1,651		1,651		1,651		1,651
December 2023 Private Placement [Member] | Warrant [Member]
Warrants exerciseable											99		99		99		99
December 2023 Private Placement [Member] | Placement Agent Warrants [Member]
Warrants exerciseable											33		33		33		33
December 2023 Placement Agency Agreement [Member]
Warrant exercise price | $ / shares											$ 994.50		$ 994.50
Warrant term											5 years		5 years		5 years		5 years
December 2020 Warrant [Member]
Warrants to purchase shares													186				186
Warrant exercise price | $ / shares													$ 14,868
Warrant term													5 years				5 years
Warrants exercised													0	0
April 2020 Warrants [Member]
Warrant exercise price | $ / shares													$ 18,000
Warrants exercised													0				0
Warrants exercised														111
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Number of share sold					3,000,000
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Number of share sold					3,000,000
Investment | $					$ 3,000,000
Series F Preferred Stock [Member]
Number of share sold				3,000,000
Conversion of shares													654,000				654,000
Series F Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Share price | $ / shares					$ 1.00
Gross proceeds | $					$ 3,000,000
Conversion of shares					0.218
Number of common stocks | $ / shares					$ 0.001
Series B Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares					218,000
Warrant exercise price | $ / shares					$ 9.00
Series C Common Stock [Member]
Issuance cost			559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares					218,000
Warrant exercise price | $ / shares					$ 10.20
Series E Preferred Stock [Member]
Number of share sold													1,000,000
Gross proceeds | $													$ 1,000,000.0
Conversion of shares											458,333		458,333		458,333		458,333
Preferred stock, dividend rate											1,000,000				1,000,000
Gross proceeds from issuance | $											$ 1,000,000.0
Series C Preferred Stock [Member]
Number of share sold											1,000,000		1,000,000
Share issue price per share | $ / shares											$ 0.011042		$ 0.011042
Series D Preferred Stock [Member]
Number of share sold											2,100,000		2,100,000
Share price | $ / shares											$ 1.00		$ 1.00
Gross proceeds | $											$ 3,100,000		$ 3,100,000
Conversion of shares											0.4583		0.4583
Number of common stocks | $ / shares											$ 0.001		$ 0.001
Conversion of shares													0				0	354,738	1,745,262
Series C Convertible Preferred Stock [Member]
Number of share sold											1,000,000		1,000,000
Series A Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares	654,000
Series B Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares	654,000
Series C Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares	94,605
Series B Preferred Stock [Member]
Number of share sold													237,745
Conversion of shares													0	165			0			165
Number of shares converted														119.00
Preferred stock, dividend rate													0	119,000			0			119,000
Series A Preferred Stock [Member]
Conversion of shares											2		2		2		2
Outstanding common stock at election of purchaser										4.99%	300.00%		300.00%
Stock value | $										$ 1,000
Conversion price of convertible preferred stock | $ / shares									$ 600.00
Conversion percentage										9.99%
Preferred stock, dividend rate											264		264	264	264		264			264
Conversion amount | $											$ 500,000		$ 500,000
Conversion price of convertible preferred stock | $ / shares									$ 144,000.00	$ 144,000.00
Series A Preferred Stock [Member] | Underwritten Public Offering [Member]
Number of share sold										8,872
Convertible Preferred Stock [Member]
Conversion of shares													0.000000069				0.000000069
Share issue price per share | $ / shares											$ 10.00		$ 10.00
Preferred stock, dividend rate											135,273		135,273		135,273		135,273
Conversion amount | $											$ 213,192,000		$ 213,192,000
Preferred stock, dividend rate		6.00%									6.00%		6.00%	6.00%
Liquidation preference | $ / shares											$ 10.00		$ 10.00
Conversion price (in dollars per share) | $ / shares													$ 142,128,000
Shares reserved for future issuance upon conversion													6				6
Conversion price percentage											150.00%		150.00%
Trading days													20 days
Trading days period													30 days
Trading days prior													5 days
Redemption price per share | $ / shares											$ 10.00		$ 10.00
Debt instrument, term											25 years		25 years